Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions

27. Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2018	153	1 383	864	2 400
Effect of changes in foreign exchange rates	(7)	(65)	(43)	(115)
Provisions made	69	195	271	535
Provisions used	(75)	(377)	(354)	(806)
Provisions reversed	(2)	(54)	—	(56)
Other movements	(8)	(5)	(27)	(40)

Balance at 31 December 2018	130	1 077	711	1 918

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2017	232	1 466	848	2 546
Effect of changes in foreign exchange rates	15	20	38	73
Acquisitions through business combinations	—	—	—	—
Provisions made	88	185	35	308
Provisions used	(186)	(135)	(99)	(419)
Provisions reversed	(2)	(160)	2	(160)
Other movements	6	7	39	52

Balance at 31 December 2017	153	1 383	864	2 400

The restructuring provisions are primarily explained by the organizational alignments - see also Note 8 Exceptional items. Provisions for disputes mainly relate to various disputed direct and indirect taxes and to claims from former employees.

The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	130	63	18	47	2
Income and indirect taxes	627	365	141	83	38
Labor	136	44	12	73	7
Commercial	34	14	6	13	1
Excise duties	18	—	3	15	—
Other disputes	262	7	102	153	—

Disputes	1 077	430	264	337	46
Other provisions	711	273	213	225	—

Total provisions	1 918	766	495	609	48

AB InBev is subject to the greenhouse gas emission allowance trading scheme in force in the European Union and a similar scheme in South Korea. Acquired emission allowances are recognized at cost as intangible assets. To the extent that it is expected that the number of allowances needed to settle the CO2 emissions exceeds the number of emission allowances owned, a provision is recognized. Such provision is measured at the estimated amount of the expenditure required to settle the obligation. At 31 December 2018, the emission allowances owned fully covered the expected CO2 emissions. As such no provision needed to be recognized.